FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of liquidity risk [line items]
Revolving credit facilities outstanding availability	€ 458,000,000
Liquidity value	752,000,000
Cash and cash equivalents	178,000,000		€ 166,000,000		€ 156,000,000	€ 147,000,000
Undrawn facilities	574,000,000
Margin requirement	22,000,000		31,000,000
Margin call
Disclosure of liquidity risk [line items]
Margin requirement	0		€ 0
Derivative classified as cash flow hedge
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $		$ 272		$ 248
U.S. Revolving Facility
Disclosure of liquidity risk [line items]
Borrowing base	€ 460,000,000
French Inventory Based Facility
Disclosure of liquidity risk [line items]
Borrowing base | $		$ 100